Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Cost	$ 129,154	$ 125,851	$ 122,993
Gross unrealized gains	496	738	1,661
Gross unrealized losses	1,584	1,098	922
Fair value	128,066	125,491	123,732
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	24,893	23,492	22,815
Gross unrealized gains	90	107	359
Gross unrealized losses	192	156	64
Fair value	24,791	23,443	23,110
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	24,258	24,000	20,490
Gross unrealized gains	93	144	430
Gross unrealized losses	256	151	77
Fair value	24,095	23,993	20,843
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	48,608	47,400	49,111
Gross unrealized gains	73	242	483
Gross unrealized losses	805	552	558
Fair value	47,876	47,090	49,036
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	28,336	27,698	27,570
Gross unrealized gains	230	230	358
Gross unrealized losses	299	215	202
Fair value	28,267	27,713	27,726
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,059	3,261	3,007
Gross unrealized gains	10	15	31
Gross unrealized losses	32	24	21
Fair value	$ 3,037	$ 3,252	$ 3,017